Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2020
Revenue Recognition (Details) [Line Items]
Customers accounting percentage	10.00%
Customers [Member]
Revenue Recognition (Details) [Line Items]
Customers accounting percentage	10.00%